Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitements and Contingencies [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Legal and Regulatory Contingencies
In the ordinary course of business, we are involved in various pending and threatened litigation matters related to our title operations, some of which include claims for punitive or exemplary damages. This customary litigation includes but is not limited to a wide variety of cases arising out of or related to title and escrow claims, for which we make provisions through our loss reserves. Additionally, like other insurance companies, our ordinary course litigation includes a number of class action and purported class action lawsuits, which make allegations related to aspects of our insurance operations. We believe that no actions, other than the matters discussed below, depart from customary litigation incidental to our insurance business.
Remy is a defendant from time to time in various legal proceedings arising in the ordinary course of business, including claims relating to commercial transactions, product liability, safety, health, taxes, environmental, intellectual property and other matters.
Our Restaurant Group companies are a defendant from time to time in various legal proceedings arising in the ordinary course of business, including claims relating to injury or wrongful death under “dram shop” laws that allow a person to sue us based on any injury caused by an intoxicated person who was wrongfully served alcoholic beverages at one of the restaurants and claims from guests or employees alleging illness, injury or other food quality, health or operational concerns. These companies are also subject to compliance with extensive government laws and regulations related to employment practices and policies and the manufacture, preparation, and sale of food and alcohol.
We review lawsuits and other legal and regulatory matters (collectively “legal proceedings”) on an ongoing basis when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, management bases its decision on its assessment of the ultimate outcome assuming all appeals have been exhausted. For legal proceedings where it has been determined that a loss is both probable and reasonably estimable, a liability based on known facts and which represents our best estimate has been recorded. Our accrual for legal and regulatory matters was $87 million and $9 million as of March 31, 2014 and December 31, 2013, respectively. Of this accrual, $73 million relates to historical LPS matters. As discussed elsewhere, LPS was acquired on January 2, 2014. None of the amounts we have currently recorded are considered to be individually or in the aggregate material to our financial condition. Actual losses may materially differ from the amounts recorded and the ultimate outcome of our pending cases is generally not yet determinable. While some of these matters could be material to our operating results or cash flows for any particular period if an unfavorable outcome results, at present we do not believe that the ultimate resolution of currently pending legal proceedings, either individually or in the aggregate, will have a material adverse effect on our financial condition.
Following a review by the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency and the Office of Thrift Supervision (collectively, the “banking agencies”), LPS entered into a consent order (the “Order”) dated April 13, 2011 with the banking agencies. The banking agencies' review of LPS' services included the services provided by its default operations to mortgage servicers regulated by the banking agencies, including document execution services. The Order does not make any findings of fact or conclusions of wrongdoing, nor does LPS admit any fault or liability. Under the Order, LPS agreed to further study the issues identified in the review and to enhance its compliance, internal audit, risk management and board oversight plans with respect to those businesses. LPS also agreed to engage an independent third party to conduct a risk assessment and review of its default management businesses and the document execution services we provided to servicers from January 1, 2008 through December 31, 2010. The document execution review by the independent third party is likely to take longer than previously anticipated. LPS accrued for the additional fees and costs expected to be charged by the independent third party to complete the review. To the extent such review, once completed, requires additional remediation of mortgage documents or identifies any financial injury from the document execution services LPS provided, LPS agreed to implement an appropriate plan to address the issues. The Order contains various deadlines by which LPS has agreed to accomplish the undertakings set forth therein, including the preparation of a remediation plan following the completion of the document execution review. LPS agreed and we will continue to make periodic reports to the banking agencies on our progress with respect to each of the undertakings in the Order. The Order does not include any fine or other monetary penalty, although the banking agencies have not yet concluded their assessment of whether any civil monetary penalties may be imposed.
On December 16, 2013, LPS received notice that Merion Capital, L.P. and Merion Capital II, L.P. (together "Merion Capital"). were asserting their appraisal right relative to their ownership of 5,682,276 shares of LPS stock. On January 2, 2014, the date of the acquisition of LPS, we deposited approximately 1.6 million shares of common stock and approximately $160 million in cash to the exchange fund as merger consideration for Merion Capital's LPS ownership, which Merion Capital did not accept. Under Delaware state law, holders of LPS common stock who follow applicable Delaware law procedure relating to appraisal rights are entitled, in lieu of receiving the merger consideration, to have the "fair value" of their shares determined by the Delaware Court of Chancery paid to them in cash together with a fair rate of interest unless decided otherwise by the Delaware Court of Chancery. On February 6, 2014, Merion Capital LP and Merion Capital II, LP v. Lender Processing Services, Inc. n/k/a Black Knight InfoServ, LLC (“LPS”) was filed in the Court of Chancery in Delaware. This suit involves a demand upon LPS for appraisal of their 5,682,276 shares of common stock under Delaware law.  The matter is in the initial stages and we are in the process of responding to Interrogatories and Requests to Produce by Merion Capital. We filed an answer to this suit on March 3, 2014. We do not believe this matter will have a material impact on our results of operations. The resolution of this matter may impact our cash flow in the future if we are required to remit the entire merger consideration in cash. We intend to vigorously defend this action.
From time to time we receive inquiries and requests for information from state insurance departments, attorneys general and other regulatory agencies about various matters relating to our business. Sometimes these take the form of civil investigative demands or subpoenas. We cooperate with all such inquiries and we have responded to or are currently responding to inquiries from multiple governmental agencies. Also, regulators and courts have been dealing with issues arising from foreclosures and related processes and documentation. Various governmental entities are studying the title insurance product, market, pricing, and business practices, and potential regulatory and legislative changes, which may materially affect our business and operations. From time to time, we are assessed fines for violations of regulations or other matters or enter into settlements with such authorities which may require us to pay fines or claims or take other actions.

Commitments and Contingencies
Legal and Regulatory Contingencies
In the ordinary course of business, we are involved in various pending and threatened litigation matters related to our title operations, some of which include claims for punitive or exemplary damages. This customary litigation includes but is not limited to a wide variety of cases arising out of or related to title and escrow claims, for which we make provisions through our loss reserves. Additionally, like other insurance companies, our ordinary course litigation includes a number of class action and purported class action lawsuits, which make allegations related to aspects of our insurance operations. We believe that no actions, other than those discussed below, depart from customary litigation incidental to our insurance business.
Remy is a defendant from time to time in various legal proceedings arising in the ordinary course of business, including claims relating to commercial transactions, product liability, safety, health, taxes, environmental and other matters.
Our Restaurant Group companies are a defendant from time to time in various legal proceedings arising in the ordinary course of business, including claims relating to injury or wrongful death under “dram shop” laws, individual and purported class action claims alleging violation of federal and state wage and hour laws, and claims from guests or employees alleging illness, injury or other food quality, health or operational concerns.
We review lawsuits and other legal and regulatory matters (collectively “legal proceedings”) on an ongoing basis when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, management bases its decision on its assessment of the ultimate outcome assuming all appeals have been exhausted. For legal proceedings where it has been determined that a loss is both probable and reasonably estimable, a liability based on known facts and which represents our best estimate has been recorded. None of the amounts we have currently recorded is considered to be individually or in the aggregate material to our financial condition. Actual losses may materially differ from the amounts recorded and the ultimate outcome of our pending cases is generally not yet determinable. While some of these matters could be material to our operating results or cash flows for any particular period if an unfavorable outcome results, at present we do not believe that the ultimate resolution of currently pending legal proceedings, either individually or in the aggregate, will have a material adverse effect on our financial condition, results of operations or cash flows.
Two class action complaints titled Chultem v. Ticor Title Insurance Co., Chicago Title and Trust, Co., and Fidelity National Financial, Inc. and Colella v. Chicago Title Insurance Co. and Chicago Title and Trust Co. are pending in the Illinois state court against Chicago Title Insurance Company (“Chicago”), Ticor Title Insurance Company (“Ticor”), Chicago Title and Trust Company, and Fidelity National Financial, Inc., their parent, (collectively “the Companies”). The Plaintiffs represent certified classes of all borrowers and sellers of residential real estate in Illinois who paid a premium for title insurance to Chicago and Ticor which was split with attorney agents for services which were performed in issuing the policies. The complaint alleges the Companies violated the Real Estate Settlement Procedures Act (RESPA) and by doing so violated the Illinois Title Insurance Act and the Illinois Consumer Fraud Act.  The suit seeks compensatory damages in the amount of the premium split paid to the attorney agents, interest, punitive damages, a permanent injunction, attorney's fees and costs. Class certification was denied on May 26, 2009, but the plaintiffs appealed.  The Court of Appeal reversed and the case was remanded to the trial court for certification and subsequent proceedings. During 2013 and continuing through February 2014, the case progressed. On February 7, 2014, the court entered an order in favor of us recognizing the U.S. Supreme Courts case Freeman v. Quicken Loans, which determined that if a person with whom fees were split performed any service then there was no RESPA violation. The Plaintiff will have an opportunity to appeal the Court's decision. We intend to vigorously defend this action. We do not believe this case will have a material adverse impact on our operations or financial condition.
From time to time we receive inquiries and requests for information from state insurance departments, attorneys general and other regulatory agencies about various matters relating to our business. Sometimes these take the form of civil investigative demands or subpoenas. We cooperate with all such inquiries and we have responded to or are currently responding to inquiries from multiple governmental agencies. Also, regulators and courts have been dealing with issues arising from foreclosures and related processes and documentation. Various governmental entities are studying the title insurance product, market, pricing, and business practices, and potential regulatory and legislative changes, which may materially affect our business and operations. From time to time, we are assessed fines for violations of regulations or other matters or enter into settlements with such authorities which may require us to pay fines or claims or take other actions.
Escrow Balances
In conducting our operations, we routinely hold customers’ assets in escrow, pending completion of real estate transactions. Certain of these amounts are maintained in segregated bank accounts and have not been included in the accompanying Consolidated Balance Sheets. We have a contingent liability relating to proper disposition of these balances for our customers, which amounted to $8.8 billion at December 31, 2013. As a result of holding these customers’ assets in escrow, we have ongoing programs for realizing economic benefits during the year through favorable borrowing and vendor arrangements with various banks. There were no investments or loans outstanding as of December 31, 2013 and 2012 related to these arrangements.
Operating Leases

Future minimum operating lease payments are as follows (in millions):
2014	$178
2015	150
2016	123
2017	101
2018	76
Thereafter	298
Total future minimum operating lease payments	$926

Rent expense incurred under operating leases during the years ended December 31, 2013, 2012 and 2011 was $196 million, $159 million, and $123 million, respectively. Rent expense in 2013, 2012, and 2011 includes abandoned lease charges related to office closures of $1 million, $2 million, and $1 million, respectively.
On June 29, 2004 we entered into an off-balance sheet financing arrangement (commonly referred to as a “synthetic lease”). The owner/lessor in this arrangement acquired land and various real property improvements associated with new construction of an office building in Jacksonville, Florida, that are part of FNF’s corporate campus and headquarters. The lessor financed the acquisition of the facilities through funding provided by third-party financial institutions. On June 27, 2011, we renewed and amended the synthetic lease for the facilities. The amended lease provides for a five year term ending June 27, 2016 and had an outstanding balance as of December 31, 2013 of $71 million. The amended lease includes guarantees by us of up to 83.0% of the outstanding lease balance, and options to purchase the facilities at the outstanding lease balance. The guarantee becomes effective if we decline to purchase the facilities at the end of the lease and also decline to renew the lease. The lessor is a third-party company and we have no affiliation or relationship with the lessor or any of its employees, directors or affiliates, and transactions with the lessor are limited to the operating lease agreements and the associated rent expense that have been included in Other operating expenses in the Consolidated Statements of Earnings. We do not believe the lessor is a variable interest entity, as defined in the FASB standard on consolidation of variable interest entities.
Restaurant Group Purchase Obligations
The Restaurant Group has unconditional purchase obligations with various vendors.  These purchase obligations are primarily food and beverage obligations with fixed commitments in regards to the time period of the contract and the quantities purchased with annual price adjustments that can fluctuate.  We used both historical and projected volume and pricing as of December 31, 2013 to determine the amount of the obligations.
Purchase obligations of the Restaurant Group as of December 31, 2013 are as follows (in millions):

2014	$173
2015	45
2016	23
2017	4
2018	—
Thereafter	—
Total purchase commitments	$245